General and Administrative Expenses (Tables)	6 Months Ended
Jun. 30, 2024
General and Administrative Expenses [Abstract]
Schedule of General and Administrative Expenses
	Six months ended June 30,		Six months ended change
	2024	2023
	$	$	$	%
Wages & employee benefits	1,917,963	1,816,542	101,421	6%
Professional & Legal fees	1,650,061	882,855	767,206	87%
Consultancy fees	1,336,019	1,772,010	(435,992)	(25)%
Non-recurring listing and equity raising costs	-	8,003,016	(8,003,016)	(100)%
Directors' fees	360,984	86,500	274,484	317%
Depreciation of property and equipment	577,062	107,692	469,370	436%
Depreciation of right of use asset	169,457	62,029	107,428	173%
Amortization of intangible assets	90,247	38,301	51,946	136%
Audit & accountancy fees	130,976	81,751	49,225	60%
Rent	226,332	172,584	53,748	31%
Insurance	911,013	6,953	904,060	13,002%
Laboratory costs	638,822	-	638,822	0%
Impairment of VAT receivables	839,758	-	839,758	0%
Travel	251,306	364,781	(113,475)	(31)%
Share based payments expense	32,457	-	32,457	0%
Other administrative expenses	427,147	17,635	409,512	2,322%
Total general administrative expenses	9,559,603	13,412,649	(3,853,046)	(29)%